Employee Benefits - Changes to Defined Benefit Obligation Due to Reasonably Possible Changes to one of the Relevant Actuarial Assumptions (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ (164,782)
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ 190,289
Percentage of reasonably possible 1% decrease in actuarial assumption	7.20%
Percentage of reasonably possible 1% increase decrease in actuarial assumption	(6.30%)
Expected future increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Affect on defined benefit obligation due to reasonably possible 1% increase in actuarial assumption	₩ 186,448
Affect on defined benefit obligation due to reasonably possible 1% decrease in actuarial assumption	₩ (165,385)
Percentage of reasonably possible 1% increase in actuarial assumption	7.10%
Percentage of reasonably possible 1% increase decrease in actuarial assumption	(6.30%)